Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23–SUBSEQUENT EVENTS

1.	On January 17, 2024, the Company announced the closing of its IPO of 1,250,000 Ordinary Shares at a public offering price of $4.00 per share, for gross proceeds of $5,000, before deducting underwriting discounts and before offering expenses. (see Note 1.A),

2.	On March 20, 2024 Silynxcom signed a lease agreement for new offices for a 5 years period with an extension option of another 5 years, at a monthly rent of $13,500.

3.	On January 5, 2024, we and our Vice President of Marketing and International Sales Officer, Mr. Elihay Cohen, were served with a lawsuit submitted to the Central Region District Court in Israel on December 28, 2023 by Misi Tech Israel Ltd., a private Israeli company, and two other individual parties (collectively, the “Plaintiffs”), seeking the grant of an injunction against use of certain intellectual property, declaratory judgment that said intellectual property is the property of the Plaintiffs, and monetary damages in the aggregate amount of NIS 2,633,238 ($711), as well as attorneys’ fees. This claim is primarily based on (i) an alleged phone call between Mr. Cohen and one of the Plaintiffs, sometime in 2017, where the Plaintiffs allege that Mr. Cohen said he was working for the Company, and (ii) an undisclosed “recent” knowledge of the Plaintiffs confirming this to be true, which the Company believes is frivolous and without merit.